NON-CONTROLLING INTERESTS - Summarized Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Current assets	$ 3,978	$ 4,684
Total assets	22,631	25,308
Current liabilities	1,668	1,747
Total liabilities	13,246	14,241
Pueblo Viejo
Disclosure of subsidiaries [line items]
Current assets	520	488
Non-current assets	3,469	3,489
Total assets	3,989	3,977
Current liabilities	720	907
Non-current liabilities	402	248
Total liabilities	1,122	1,155
Acacia Mining PLC
Disclosure of subsidiaries [line items]
Current assets	555	464
Non-current assets	1,261	1,333
Total assets	1,816	1,797
Current liabilities	206	212
Non-current liabilities	246	280
Total liabilities	$ 452	$ 492